Quantitative and qualitative disclosure about market risk - Provision for loan losses and interest receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of the provision for loan losses and interest receivables
Balance as of January 1	$ 2,023	$ 2,072
Provision for loan losses during the period	3,470	(50)	$ (970)
Recoveries of amounts previously charged off	(47)	(336)
Balance as of December 31	5,491	2,023	$ 2,072
Personal Loans
Movement of the provision for loan losses and interest receivables
Provision for loan losses during the period	371	51
Corporate Loans
Movement of the provision for loan losses and interest receivables
Provision for loan losses during the period	$ 3,144	$ 236